Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as computed in accordance with SEC rules) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s executive compensation program
aligns executive compensation with the Company’s performance, refer to the CD&A section of this proxy statement.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	SCT Total Compensation For PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average SCT Total Compensation for Other NEOs (1) (d)	Average Compensation Actually Paid to Other NEOs (3) (e)	Total Shareholder Return (4) (f)	Peer Group Total Shareholder Return (5) (g)	Net Income (6) (h)	Adjusted EBIT (7) * (i)
2024	$9,600,154	$26,149,106	$2,694,998	$5,694,632	$339	$156	$380M	$633M
2023	$7,791,510	$8,106,840	$2,247,211	$2,279,259	$206	$135	$445M	$553M
2022	$7,948,029	$17,160,056	$2,268,356	$3,901,604	$186	$117	$209M	$583M
2021	$8,242,487	$17,132,578	$2,251,536	$3,758,111	$143	$136	$250M	$492M

*	Non-GAAP financial measure. See Appendix B.
(1)
Our Principal Executive Officer (PEO) for each of the years reported was Sean D. Keohane, our CEO and President. The names of each of the NEOs, other than our PEO, included for the purposes of calculating the average amounts in each applicable year are as follows: Ms. McLaughlin, Ms. Kalita, Mr. Kalkstein, and Mr. Zhu. The dollar amounts reported in column (b) are the amounts of total compensation for our PEO reported in our Summary Compensation Table (“SCT”) for each applicable fiscal year and the dollar amounts reported in column (d) are the average of the total compensation amounts reported for the Company’s NEOs as a group (excluding our PEO) in our SCT for each applicable fiscal year.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or realized by or paid to an NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

PEO SCT CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Value of Equity Awards (a)	Minus: Pension values reported in SCT for covered fiscal year (b)	Plus: Equity Awards Adjustments (c)	“Compensation Actually Paid” to PEO
2024	$9,600,154	$6,200,575	$15,974	$22,765,501	$26,149,106
2023	$7,791,510	$5,399,962	$4,763	$5,720,055	$8,106,840
2022	$7,948,029	$4,749,921	—	$13,961,948	$17,160,056
2021	$8,242,487	$4,749,610	—	$13,639,701	$17,132,578

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the
applicable year. The value of dividends paid on stock awards is reflected in the value of the award in the SCT for each applicable year.

(b)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year. There are no pension benefits adjustments as the Supplemental Cash Balance Plan was frozen on December 31, 2013, resulting in no service costs or prior service costs
.

(c)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$12,981,123	$8,301,455	$1,316,950	$165,973	$22,765,501
2023	$3,775,328	$313,488	$1,394,821	$236,419	$5,720,055
2022	$7,430,835	$5,145,861	$1,191,627	$193,625	$13,961,948
2021	$8,655,360	$4,231,688	$617,361	$135,292	$13,639,701

(3)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2.

Average
Non-PEO
SCT CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus: Average Reported Value of Equity Awards (a)	Minus: Pension values reported in SCT for covered fiscal year (b)	Plus: Average Equity Awards Adjustments (c)	Average “Compensation Actually Paid” to Non-PEO NEOs
2024	$2,694,998	$1,074,993	$995	$4,075,622	$5,694,632
2023	$2,247,211	$1,024,885	$168	$1,057,100	$2,279,259
2022	$2,268,356	$881,209	—	$2,514,456	$3,901,604
2021	$2,251,536	$856,145	—	$2,362,720	$3,758,111

(a)
The grant date fair value of equity awards represents the
Non-PEO
NEOs average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The value of dividends paid on stock awards is reflected in the value of the award in the SCT for each applicable year.

(b)
The amounts included in this column are the average of the
Non-PEO
NEOs amounts reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year. There are no pension benefits adjustments as the Supplemental Cash Balance Plan was frozen on December 31, 2013, resulting in no service costs or prior service costs.

(c)
The average
Non-PEO
NEO equity award adjustment for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the
Non-PEO
NEOs are provided in the table below.

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$2,250,551	$1,555,910	$238,702	$30,459	$4,075,622
2023	$716,547	$53,871	$243,399	$43,282	$1,057,100
2022	$1,378,593	$904,541	$197,037	$34,285	$2,514,456
2021	$1,560,173	$689,457	$90,383	$22,707	$2,362,720

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)	Represents the cumulative TSR for the peer group for each measurement period. The peer group for this purpose is the S&P 400 Chemicals index.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
The Company has determined that Adjusted EBIT is the financial performance measure that represents the most important financial measure used to link compensation actually paid to the Company’s NEOs to the Company’s financial performance for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	The names of each of the NEOs, other than our PEO, included for the purposes of calculating the average amounts in each applicable year are as follows: Ms. McLaughlin, Ms. Kalita, Mr. Kalkstein, and Mr. Zhu. The dollar amounts reported in column (b) are the amounts of total compensation for our PEO reported in our Summary Compensation Table (“SCT”) for each applicable fiscal year and the dollar amounts reported in column (d) are the average of the total compensation amounts reported for the Company’s NEOs as a group (excluding our PEO) in our SCT for each applicable fiscal year.
Peer Group Issuers, Footnote	Represents the cumulative TSR for the peer group for each measurement period. The peer group for this purpose is the S&P 400 Chemicals index.
PEO Total Compensation Amount	$ 9,600,154	$ 7,791,510	$ 7,948,029	$ 8,242,487
PEO Actually Paid Compensation Amount	$ 26,149,106	8,106,840	17,160,056	17,132,578
Adjustment To PEO Compensation, Footnote
PEO SCT CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Value of Equity Awards (a)	Minus: Pension values reported in SCT for covered fiscal year (b)	Plus: Equity Awards Adjustments (c)	“Compensation Actually Paid” to PEO
2024	$9,600,154	$6,200,575	$15,974	$22,765,501	$26,149,106
2023	$7,791,510	$5,399,962	$4,763	$5,720,055	$8,106,840
2022	$7,948,029	$4,749,921	—	$13,961,948	$17,160,056
2021	$8,242,487	$4,749,610	—	$13,639,701	$17,132,578

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the
applicable year. The value of dividends paid on stock awards is reflected in the value of the award in the SCT for each applicable year.

(b)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year. There are no pension benefits adjustments as the Supplemental Cash Balance Plan was frozen on December 31, 2013, resulting in no service costs or prior service costs
.

(c)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$12,981,123	$8,301,455	$1,316,950	$165,973	$22,765,501
2023	$3,775,328	$313,488	$1,394,821	$236,419	$5,720,055
2022	$7,430,835	$5,145,861	$1,191,627	$193,625	$13,961,948
2021	$8,655,360	$4,231,688	$617,361	$135,292	$13,639,701

Non-PEO NEO Average Total Compensation Amount	$ 2,694,998	2,247,211	2,268,356	2,251,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,694,632	2,279,259	3,901,604	3,758,111
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
SCT CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus: Average Reported Value of Equity Awards (a)	Minus: Pension values reported in SCT for covered fiscal year (b)	Plus: Average Equity Awards Adjustments (c)	Average “Compensation Actually Paid” to Non-PEO NEOs
2024	$2,694,998	$1,074,993	$995	$4,075,622	$5,694,632
2023	$2,247,211	$1,024,885	$168	$1,057,100	$2,279,259
2022	$2,268,356	$881,209	—	$2,514,456	$3,901,604
2021	$2,251,536	$856,145	—	$2,362,720	$3,758,111

(a)
The grant date fair value of equity awards represents the
Non-PEO
NEOs average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The value of dividends paid on stock awards is reflected in the value of the award in the SCT for each applicable year.

(b)
The amounts included in this column are the average of the
Non-PEO
NEOs amounts reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year. There are no pension benefits adjustments as the Supplemental Cash Balance Plan was frozen on December 31, 2013, resulting in no service costs or prior service costs.

(c)
The average
Non-PEO
NEO equity award adjustment for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the
Non-PEO
NEOs are provided in the table below.

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$2,250,551	$1,555,910	$238,702	$30,459	$4,075,622
2023	$716,547	$53,871	$243,399	$43,282	$1,057,100
2022	$1,378,593	$904,541	$197,037	$34,285	$2,514,456
2021	$1,560,173	$689,457	$90,383	$22,707	$2,362,720

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs in fiscal 2024 to the Company’s financial performance are listed below. These metrics are in our incentive awards and are further described in the CD&A section of this proxy statement.

•	Adjusted EBIT
•	Adjusted EPS
•	Adjusted RONA
•	Net Working Capital Days
•	Discretionary Free Cash Flow

Total Shareholder Return Amount	$ 339	206	186	143
Peer Group Total Shareholder Return Amount	156	135	117	136
Net Income (Loss)	$ 380,000,000	$ 445,000,000	$ 209,000,000	$ 250,000,000
Company Selected Measure Amount	633,000,000	553,000,000	583,000,000	492,000,000
PEO Name	Sean D. Keohane
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted RONA
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital Days
Measure:: 5
Pay vs Performance Disclosure
Name	Discretionary Free Cash Flow
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,974)	$ (4,763)	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,200,575)	(5,399,962)	(4,749,921)	(4,749,610)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,765,501	5,720,055	13,961,948	13,639,701
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,981,123	3,775,328	7,430,835	8,655,360
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,301,455	313,488	5,145,861	4,231,688
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,316,950	1,394,821	1,191,627	617,361
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,973	236,419	193,625	135,292
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(995)	(168)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,074,993)	(1,024,885)	(881,209)	(856,145)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,075,622	1,057,100	2,514,456	2,362,720
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,250,551	716,547	1,378,593	1,560,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,555,910	53,871	904,541	689,457
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,702	243,399	197,037	90,383
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,459	$ 43,282	$ 34,285	$ 22,707